Other Financial Liability	12 Months Ended
Dec. 31, 2025
Other Financial Liability [Abstract]
Other financial liability
12.	Other financial liability

Other financial liability is liability arising from the convertible note with a 24 months maturity period subscribed by Softbank Robotics Singapore Pte Ltd with Concorde International Group Ltd which have been fully converted on September 12, 2025 (Refer Loan 6 under Note 11 for details of convertible note). Under IFRS 9 (4.3.7), if an entity is unable to measure reliably the fair value of an embedded derivative on the basis of its terms and conditions, the fair value of the embedded derivative is the difference between the fair value of the hybrid contract and the fair value of the host.

The fair value of the financial liability was initially value through discounted cashflow method. Due to change in market and status of the Group, on December 31, 2024 and September 12, 2025 binomial method was used to reflects the fair value of the embedded derivate. Below are the movement of the fair value of the embedded derivative.

USD
Initial recognition	37,393
Fair value adjustment	136,158
Fair value as at December 31, 2024	173,551
Fair value adjustment	(70,586)
Fair value as at September 12, 2025 (conversion date)	102,965